Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Minimum rentals payable under operating leases [Abstract]
Rental expenses under operating leases	$ 4,026	$ 3,884	$ 2,945
Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	9,241	13,386
Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	4,733	3,474
No Later than 1 Year [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	2,895	3,365
No Later than 1 Year [Member] | Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	2,289	1,492
Later than 1 Year and not Later than 5 Years [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	6,323	9,519
Later than 1 Year and not Later than 5 Years [Member] | Intellectual Property [Member]
License Agreements for Intellectual Property [Abstract]
Minimum payments under license agreements	2,444	1,982
Later than 5 Years [Member] | Premises and Equipment [Member]
Minimum rentals payable under operating leases [Abstract]
Minimum rentals payments payable under operating leases	$ 23	$ 502